Warrants (Details Narrative 2)	0 Months Ended				0 Months Ended		6 Months Ended
	Jun. 28, 2012	Apr. 25, 2012	Mar. 01, 2012	Feb. 27, 2012 Purea	Nov. 30, 2011 September2011NotesMember	Jun. 28, 2012 September 2011 Warrants	Jun. 30, 2012 September 2011 Warrants	Nov. 30, 2011 September 2011 Warrants Purea
Class of Warrant or Right [Line Items]
Expiration period							5 years
Description of Initial exercise price							Lower of $1.80 and 120% of the per share price in the Target Transaction Financing
Description of PIPE Offering							The holder to purchase the number of shares of common stock and/or other securities, including units of securities, sold in the PIPE Offering (as defined in the Warrant) equal to the principal amount of the note issued pursuant to the Securities Purchase Agreement, divided by the lower of $1.50 and the per share price in the PIPE Offering.
Common stock issued to notes payable holders					1,018,356
Number of securities entitle to called by warrants exercised	2,750,000	3,000,000		1,000,000				500,000
Exercise price (in dollars per share)				0.60				1
Number of securities entitle to called by warrants exercised						500,000
Common stock issued upon the cashless exercise of warrants	2,400,000	2,636,804	455,000			375,000